UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 13F

                             FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended: June 30, 2001

   Check here if Amendment [   ]; Amendment Number:  _____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:          EBF & Associates, L.P.
   Address:       601 Carlson Parkway, Suite 200
                  Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7048

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:          John D. Brandenborg
   Title:         President of General Partner
   Phone:         (612) 476-7200

   Signature, Place, and Date of Signing:


        /s/ John D. Brandenborg    Minnetonka, Minnesota   August 10, 2001
        ------------------------

   Report Type (Check only one.):

   [   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
             reporting manager are reported in this report.)

   [ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name

        28-7050                       Global Capital Management, Inc.